Provision for tax, civil and labor losses and Judicial deposits (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		R$ 52,117	R$ 41,015
Tax proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings	[1]	7,043	5,413
Labor proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings	[2]	31,498	24,988
Escrow-account
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings	[3]	R$ 13,576	R$ 10,614

[1]	Taxes: Notice of Violation issued by the Municipal Finance Department of São Paulo, with the purpose of collecting municipal taxes (“ISSQN” or “Imposto Sobre Serviços de Qualquer Natureza”) for the period from 2018 to 2021, in the amount of R$4,466. The Company is also party to 9 lower monetary value tax lawsuits, involving taxes of various natures, totaling R$2,577.
[2]	Labor: The most significant lawsuit involves a labor claim related to the payment of termination benefits and other labor charges amounting to R$20,375; The Company is a party to 23 lawsuits totaling R$11,123, the claims mainly involve severance pay, overtime and salary differences, among other labor-related payments.
[3]	Civil: Lawsuit filed against the Cogna Group, in which the plaintiff alleges fundamental changes in its pedagogical and methodological approach due to contract termination, in the amount of R$3,393. The Company is a party to 33 lawsuits totaling R$10,183. The claims are related to contract terminations.